AB National Municipal Income Fund

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 154.7%
Long-Term Municipal Bonds – 154.7%
Alabama – 3.9%
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2046	$10,000	$12,070,000
State of Alabama Docks Department
AGM Series 2017A 5.00%, 10/01/2034	2,000	2,451,860
AGM Series 2017C 5.00%, 10/01/2036	2,000	2,458,480

		16,980,340

Arizona – 1.1%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2022-12/01/2023	4,150	4,660,256

Arkansas – 0.5%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,244,000

California – 16.8%
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A 5.00%, 05/01/2039	3,500	3,897,180
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2032 (Pre-refunded/ETM)	5,720	6,455,707
California Housing Finance Series 20192 4.00%, 03/20/2033	1,165	1,276,443
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	3,075	3,213,221
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016A 5.00%, 12/01/2036(a)	800	888,744
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2013B 5.00%, 07/01/2034	1,770	1,997,905
Los Angeles Department of Water Series 2013B 5.00%, 07/01/2032	3,840	4,339,200
Los Angeles Department of Water & Power Power System Revenue Series 2013A 5.00%, 07/01/2030 (Pre-refunded/ETM)	90	100,373

	Principal Amount (000)	U.S. $ Value
5.00%, 07/01/2030	$6,165	$6,841,301
Series 2013B 5.00%, 07/01/2030	10,000	11,321,700
San Bernardino County Transportation Authority Series 2015-2 5.00%, 03/01/2032-03/01/2034(b)	11,340	13,038,757
State of California Series 2013 5.00%, 11/01/2030	5,800	6,629,110
University of California Series 2012G 5.00%, 05/15/2031 (Pre-refunded/ETM)	3,175	3,446,907
5.00%, 05/15/2031	3,825	4,145,420
Series 2013A 5.00%, 05/15/2030 (Pre-refunded/ETM)	2,480	2,806,194
5.00%, 05/15/2030	2,875	3,252,200

		73,650,362

Colorado – 2.9%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2013B 5.25%, 11/15/2031	6,680	7,529,896
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	4,335	5,279,033

		12,808,929

Connecticut – 8.7%
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017I-1 5.00%, 07/01/2042	2,410	2,812,301
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) 4.00%, 07/01/2049	1,500	1,484,760
State of Connecticut Series 2013C 5.00%, 07/15/2027	7,165	8,049,519
Series 2013E 5.00%, 08/15/2029	4,800	5,391,408
State of Connecticut Special Tax Revenue Series 2011A 5.00%, 12/01/2028	5,000	5,282,050
Series 2012 5.00%, 01/01/2029	13,855	15,269,180

		38,289,218

District of Columbia – 1.6%
District of Columbia Series 2013A 5.00%, 06/01/2029	5,000	5,640,650

	Principal Amount (000)	U.S. $ Value
Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/2035	$1,000	$1,193,670

		6,834,320

Florida – 8.6%
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014A 5.00%, 12/01/2044	4,560	5,075,189
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,120,560
Florida Ports Financing Commission Series 2011A 5.00%, 10/01/2025-10/01/2027	4,205	4,429,647
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	2,655	3,019,770
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039	9,250	10,149,470
Palm Beach County Health Facilities Authority (Baptist Health South Florida Obligated Group) 3.00%, 08/15/2044	8,000	8,285,040
Putnam County Development Authority/FL (Seminole Electric Cooperative, Inc.) Series 2018A 5.00%, 03/15/2042	4,500	5,522,445

		37,602,121

Georgia – 1.7%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2036	4,170	4,867,683
City of Atlanta GA Department of Aviation Series 2014B 5.00%, 01/01/2032	1,275	1,441,681
Municipal Electric Authority of Georgia 5.00%, 01/01/2038-01/01/2059	1,060	1,264,718

		7,574,082

Guam – 1.3%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.25%, 01/01/2036	5,720	5,915,281

Hawaii – 0.6%
State of Hawaii Airports System Revenue Series 2015A 5.00%, 07/01/2045	2,500	2,836,825

	Principal Amount (000)	U.S. $ Value

Illinois – 15.7%
Chicago Board of Education Series 2017C 5.00%, 12/01/2034	$1,945	$2,136,096
Series 2019A 5.00%, 12/01/2029	1,260	1,435,506
Chicago O’Hare International Airport Series 2016B 5.00%, 01/01/2041	8,000	9,244,160
Series 2016C 5.00%, 01/01/2038	2,350	2,729,549
Series 2018A 5.00%, 01/01/2048	6,300	7,522,515
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015A 5.00%, 11/15/2045	4,500	5,157,090
Illinois State Toll Highway Authority Series 2015B 5.00%, 01/01/2040	3,000	3,512,670
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	8,755	9,774,257
State of Illinois Series 2014 5.00%, 04/01/2030-02/01/2039	12,070	12,913,569
Series 2017D 5.00%, 11/01/2028	5,000	5,731,100
Series 2018A 5.00%, 10/01/2027	1,000	1,155,450
Series 2019B 4.00%, 11/01/2036-11/01/2037	7,460	7,743,009

		69,054,971

Indiana – 0.3%
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2044	1,250	1,338,875

Iowa – 0.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	1,205	1,266,925

Kansas – 1.3%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2048	5,000	5,907,850

Kentucky – 1.3%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	145	176,577

	Principal Amount (000)	U.S. $ Value
Kentucky Turnpike Authority Series 2013A 5.00%, 07/01/2029	$5,000	$5,525,700

		5,702,277

Louisiana – 0.3%
Parish of St. John the Baptist LA (Marathon Oil Corp.) 2.10%, 06/01/2037	235	231,863
2.20%, 06/01/2037	950	918,137

		1,150,000

Maryland – 1.7%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2045	6,725	7,392,725

Massachusetts – 3.8%
Massachusetts School Building Authority Series 2011B 5.00%, 10/15/2032 (Pre-refunded/ETM)	13,000	13,753,870
Series 2012B 5.00%, 08/15/2030 (Pre-refunded/ETM)	2,480	2,722,693

		16,476,563

Michigan – 6.1%
Detroit City School District Series 2012A 5.00%, 05/01/2026-05/01/2027	6,045	6,513,911
Detroit Downtown Development Authority AGM Series 2018A 5.00%, 07/01/2043-07/01/2048	13,020	14,622,771
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014D1 5.00%, 07/01/2035	1,250	1,413,137
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2034	2,250	2,429,437
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023(c)	2,140	1,853,625

		26,832,881

Minnesota – 2.4%
City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/2048	3,000	3,412,560

	Principal Amount (000)	U.S. $ Value
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018A 5.00%, 02/15/2058	$6,000	$6,924,720

		10,337,280

Nebraska – 3.3%
Central Plains Energy Project (Goldman Sachs Group, Inc.(The)) Series 2017A 5.00%, 09/01/2042	10,000	14,304,200

New Hampshire – 0.2%
New Hampshire Business Finance Authority Series 20201 4.125%, 01/20/2034	800	875,173

New Jersey – 12.1%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P 5.00%, 06/15/2031	2,500	2,745,250
Series 2016B 5.50%, 06/15/2030	5,000	5,943,050
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,105,230
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2036	2,500	2,860,575
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	6,450	7,188,912
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,750	5,534,320
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2033	3,370	3,983,104
Series 2019B 4.00%, 06/15/2037	800	866,720
New Jersey Turnpike Authority Series 2012B 5.00%, 01/01/2029	6,500	7,117,565
Series 2013A 5.00%, 01/01/2031 (Pre-refunded/ETM)	5,000	5,460,900
Tobacco Settlement Financing Corp. Series 2018A 5.00%, 06/01/2046	8,990	10,487,644

		53,293,270

	Principal Amount (000)	U.S. $ Value

New York – 18.1%
City of New York NY Series 2012B 5.00%, 08/01/2030	$5,070	$5,515,957
Metropolitan Transportation Authority Series 2012D 5.00%, 11/15/2029	4,000	4,181,000
Series 2012F 5.00%, 11/15/2027	1,575	1,651,136
Series 2013A 5.00%, 11/15/2029 (Pre-refunded/ETM)	1,830	2,076,172
Series 2014B 5.25%, 11/15/2034	4,000	4,312,920
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.25%, 11/15/2035(b)	14,260	17,048,400
New York City Municipal Water Finance Authority Series 2011HH 5.00%, 06/15/2026	5,000	5,207,050
Series 2013D 5.00%, 06/15/2034	3,600	4,043,376
New York City NY Transitional Series 2007B 5.00%, 08/01/2034-08/01/2037(b)	10,000	11,917,380
New York State Dormitory Authority Series 2012D 5.00%, 02/15/2029 (Pre-refunded/ETM)	1,135	1,216,765
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012B 5.00%, 03/15/2032	7,600	8,118,624
Series 2012D 5.00%, 02/15/2029	6,865	7,325,916
Port Authority of New York & New Jersey Series 2013178 5.00%, 12/01/2032	4,400	4,946,568
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	457,871
5.25%, 09/15/2042-09/15/2053	1,320	1,200,257

		79,219,392

North Carolina – 2.5%
North Carolina Medical Care Commission (Vidant Health Obligated Group) Series 2015 5.00%, 06/01/2045	4,445	5,051,565
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	6,018,650

		11,070,215

	Principal Amount (000)	U.S. $ Value

Ohio – 1.6%
City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	$1,800	$2,091,222
County of Cuyahoga/OH (MetroHealth System (The)) 5.00%, 02/15/2052	2,240	2,488,730
Series 2017 5.00%, 02/15/2042	1,500	1,679,985
Ohio Higher Educational Facility Commission (Kenyon College) 4.00%, 07/01/2040	730	850,260

		7,110,197

Oklahoma – 2.8%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) 3.25%, 09/01/2038	2,015	2,052,660
Oklahoma City Airport Trust Series 2018 5.00%, 07/01/2043-07/01/2047	7,000	8,368,140
Tulsa Airports Improvement Trust BAM Series 2015A 5.00%, 06/01/2045	1,700	1,910,783

		12,331,583

Oregon – 0.2%
Oregon State Lottery Series 2011A 5.25%, 04/01/2025	695	717,796

Pennsylvania – 12.3%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 04/01/2047	5,000	5,886,950
Butler County Hospital Authority (Butler Health System Obligated Group) Series 2015 5.00%, 07/01/2035-07/01/2039	3,510	3,870,712
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2043-09/01/2048	13,250	16,039,970
Montgomery County Industrial Development Authority/PA Series 2010 5.25%, 08/01/2033 (Pre-refunded/ETM)	3,480	3,480,000
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034-06/30/2042	9,270	10,181,051
Pennsylvania Turnpike Commission Series 2014A 5.00%, 12/01/2031-12/01/2033	6,355	7,331,078

	Principal Amount (000)	U.S. $ Value
School District of Philadelphia (The) Series 2016F 5.00%, 09/01/2035	$5,000	$6,001,600
Scranton School District/PA BAM Series 2017E 4.00%, 12/01/2037	1,025	1,186,345

		53,977,706

Puerto Rico – 0.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019A 4.329%, 07/01/2040	615	640,443
5.00%, 07/01/2058	2,625	2,836,443

		3,476,886

South Carolina – 4.9%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018A 5.00%, 05/01/2048	5,900	6,838,749
South Carolina Ports Authority Series 2015 5.00%, 07/01/2045 (Pre-refunded/ETM)	5,000	6,122,250
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/2049	1,400	1,557,962
Series 2014C 5.00%, 12/01/2046	1,000	1,128,910
Series 2016B 5.00%, 12/01/2041	5,000	5,913,300

		21,561,171

Tennessee – 2.1%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	420	477,097
5.00%, 08/01/2049	705	849,821
Chattanooga-Hamilton County Hospital Authority Series 2014 5.00%, 10/01/2044	7,500	7,666,275

		8,993,193

Texas – 7.3%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 08/15/2039	4,805	5,405,577
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2040	3,500	4,008,795
City of Austin TX Water & Wastewater System Revenue Series 2013A 5.00%, 11/15/2029	5,000	5,633,650

	Principal Amount (000)	U.S. $ Value
City of Houston TX Combined Utility System Revenue Series 2011D 5.00%, 11/15/2026 (Pre-refunded/ETM)	$6,000	$6,372,120
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton LLC) AGM Series 2018A-1 5.00%, 07/01/2038-07/01/2048	1,600	1,842,055
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2040	5,000	5,417,650
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	3,000	3,433,500

		32,113,347

Utah – 1.9%
Salt Lake City Corp. Airport Revenue Series 2017A 5.00%, 07/01/2047	4,500	5,303,925
Series 2018A 5.00%, 07/01/2048	2,500	2,993,625

		8,297,550

West Virginia – 1.0%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018A 5.00%, 06/01/2052	3,875	4,535,261

Wisconsin – 2.7%
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM 5.00%, 07/01/2058	10,000	11,687,900

Total Long-Term Municipal Bonds (cost $627,874,642)		678,420,921

	Shares

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(d) (e) (f) (cost $12,413,271)	12,413,271	12,413,271

U.S. $ Value

Total Investments – 157.5% (cost $640,287,913)(g)	$690,834,192
Other assets less liabilities – (57.5)%	(252,207,279)

Net Assets – 100.0%	$438,626,913

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $4,101,965 or 0.9% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023	11/30/2005	$2,132,716	$1,853,625	0.42%

(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,522,692 and gross unrealized depreciation of investments was $(976,413), resulting in net unrealized appreciation of $50,546,279.

As of July 31, 2020, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

OSF – Order of St. Francis

AB National Municipal Income Fund

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$678,420,921	$—	$678,420,921
Short-Term Investments	12,413,271	—	—	12,413,271
Liabilities:
Variable Rate MuniFund Term Preferred Shares(a)	—	(231,870,581)	—	(231,870,581)
Floating Rate Notes(a)	(26,095,000)	—	—	(26,095,000)

Total Investments in Securities	(13,681,729)	446,550,340	—	432,868,611
Other Financial Instruments(b)	—	—	—	—

Total	$(13,681,729)	$446,550,340	$—	$432,868,611

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,986	$52,324	$41,897	$12,413	$46